Software—Net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized software costs in the period	$ 1.6	$ 1.2	$ 3.2	$ 2.4	$ 5.8	$ 4.1	$ 0.4
Capitalized software amortization	$ 0.8	$ 0.4	$ 1.7	$ 0.7	$ 2.2	$ 0.9	$ 0.6